Financial instruments and risk management (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Notional volume | $	$ 14,356
Approximate percentage of hedge	17.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Strike price agreed rate per share	$ 2.18
Top of range [member]
IfrsStatementLineItems [Line Items]
Strike price agreed rate per share	$ 2.25